Consolidated statements of shareholders' equity - EUR (€) € in Thousands	Total FME AG shareholders' equity	Ordinary shares	Treasury stock	Additional paid-in capital	Retained earnings	Foreign currency translation	Cash flow hedges	Pensions	Fair value changes	Noncontrolling interests	Total
Balance at beginning of period at Dec. 31, 2024	€ 14,576,563	€ 293,413		€ 3,345,408	€ 11,266,287	€ (41,964)	€ (13,298)	€ (188,058)	€ (85,225)	€ 1,191,950	€ 15,768,513
Balance at beginning of period (in shares) at Dec. 31, 2024		293,413,449
Equity-settled share-based payment transactions	184			184							184
Transactions with noncontrolling interests without loss of control	1,180			1,180						(1,853)	(673)
Noncontrolling interests due to changes in consolidation group										3,424	3,424
Contributions from/ to noncontrolling interests										(56,290)	(56,290)
Put option liabilities	55,904				55,904						55,904
Net income	151,221				151,221					38,387	189,608
Other comprehensive income (loss) related to:
Foreign currency translation, net of reclassification adjustments resulting from deconsolidation	(447,937)					(454,351)	163	5,780	471	(43,246)	(491,183)
Cash flow hedges, net of related tax effects	8,598						8,598				8,598
Pensions, net of related tax effects	22,170							22,170			22,170
Fair value changes, net of related tax effects	4,384								4,384		4,384
Comprehensive income	(261,564)									(4,859)	(266,423)
Balance at end of period at Mar. 31, 2025	14,372,267	€ 293,413		3,346,772	11,473,412	(496,315)	(4,537)	(160,108)	(80,370)	1,132,372	15,504,639
Balance at end of period (in shares) at Mar. 31, 2025		293,413,449
Balance at beginning of period at Dec. 31, 2024	14,576,563	€ 293,413		3,345,408	11,266,287	(41,964)	(13,298)	(188,058)	(85,225)	1,191,950	15,768,513
Balance at beginning of period (in shares) at Dec. 31, 2024		293,413,449
Balance at end of period at Dec. 31, 2025	13,309,832	€ 293,413	€ (586,094)	3,079,368	12,207,913	(1,472,886)	2,975	(121,675)	(93,182)	972,977	€ 14,282,809
Balance at end of period (in shares) at Dec. 31, 2025		293,413,449	(14,124,564)								293,413,449
Equity-settled share-based payment transactions	3,852			3,852							€ 3,852
Purchase of treasury stock	(413,550)		€ (354,498)	(59,052)							(413,550)
Purchase of treasury stock (in shares)			(9,200,400)
Transactions with noncontrolling interests without loss of control	1,741			1,741						(9,893)	(8,152)
Noncontrolling interests due to changes in consolidation group										(4,346)	(4,346)
Contributions from/ to noncontrolling interests										(63,927)	(63,927)
Put option liabilities	(23,828)				(23,828)						(23,828)
Net income	117,529				117,529					47,234	164,763
Other comprehensive income (loss) related to:
Foreign currency translation, net of reclassification adjustments resulting from deconsolidation	255,467					258,693	(28)	(2,990)	(208)	20,840	276,307
Cash flow hedges, net of related tax effects	(14,377)						(14,377)				(14,377)
Pensions, net of related tax effects	6,935							6,935			6,935
Fair value changes, net of related tax effects	(1,788)								(1,788)		(1,788)
Comprehensive income	363,766									68,074	431,840
Balance at end of period at Mar. 31, 2026	€ 13,241,813	€ 293,413	€ (940,592)	€ 3,025,909	€ 12,301,614	€ (1,214,193)	€ (11,430)	€ (117,730)	€ (95,178)	€ 962,885	€ 14,204,698
Balance at end of period (in shares) at Mar. 31, 2026		293,413,449	(23,324,964)								293,413,449